International Growth ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
International Growth ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	20.09%	8.55%	13.37%	(30.72%)	6.48%